Financial Instruments (Details) - Schedule of Assets and Liabilities Denominated in Foreign Currencies - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
NTD:USD [Member]
Monetary items
Foreign currency amount, Financial assets	$ 516,510,000	$ 563,120,000
Exchange rate, Financial assets	0.033%	0.033%
Book value, Financial assets	$ 16,844,446	$ 18,336,686
Monetary items
Foreign currency amount, Financial liabilities	$ 614,748,000	$ 44,465,000
Exchange rate, Financial liabilities	0.033%	0.033%
Book value, Financial liabilities	$ 20,048,202	$ 1,447,905
EGP:USD [Member]
Monetary items
Foreign currency amount, Financial assets	$ 600,433,000
Exchange rate, Financial assets	0.055%
Book value, Financial assets	$ 33,285,236
Monetary items
Foreign currency amount, Financial liabilities	$ 432,966,000
Exchange rate, Financial liabilities	0.033%
Book value, Financial liabilities	$ 14,158,000
GBP:USD [Member]
Monetary items
Foreign currency amount, Financial liabilities	$ 12,619,000
Exchange rate, Financial liabilities	1.27%
Book value, Financial liabilities	$ 16,025,800